Derivative Instruments and Hedging Activities (Intro) (Detail)	3 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2015 USD ($) MW	Sep. 30, 2015 USD ($) MW		Sep. 30, 2014 USD ($)		Dec. 31, 2014 USD ($) MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commodity Price Risk (Non-trading) [Abstract]
Baseload generation fleet capacity (in MW) | MW						6,644
Intermediate and peaking generation fleet capacity (in MW) | MW						3,252
Generation fleet capacity (in MW) | MW	15,053	15,053
Commodity Price Risk Nontrading Economic Activity Numeric [Abstract]
Year of expiration of the maximum maturity date of economic activity derivative contracts		2020				2019
Cash Flow Hedges
Net unrealized after-tax gains (losses) expected to be reclassified into earnings within 12 months related to commodity price risk cash flow hedge contracts	$ 14,000,000	$ 14,000,000				$ 19,000,000
No or insignificant amounts previously recorded in AOCI reclassified to earnings related to commodity price risk cash flow hedge contracts						For 2014 and 2013, there were no reclassifications, while in 2012, such reclassifications were insignificant.
No or immaterial hedge ineffectiveness related to commodity price risk cash flow hedge contracts						For 2014, 2013 and 2012, hedge ineffectiveness associated with energy derivatives was insignificant.
Wholesale energy
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)		(234,000,000)	[1]	$ (581,000,000)	[1]	$ 325,000,000	$ (721,000,000)	$ (311,000,000)
Unrealized gain from change in valuation technique	30,000,000
Retail Energy
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)		(25,000,000)		(20,000,000)		29,000,000	12,000,000	(17,000,000)
Fuel
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)		13,000,000		(3,000,000)		(27,000,000)	(4,000,000)	(14,000,000)
Energy purchases
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)		370,000,000	[1]	402,000,000	[1]	(327,000,000)	586,000,000	$ 442,000,000
Credit Risk Contract
Master Netting Arrangements
Obligation to return counterparty cash collateral under master netting arrangements	7,000,000	7,000,000				11,000,000	9,000,000
Cash collateral posted under master netting arrangements	$ 0	$ 0				0	$ 0
Price Risk Derivative
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Net energy trading margins				$ 58,000,000		$ 75,000,000

[1]	In the third quarter of 2015, Talen Energy Supply refined an input used in its valuation technique for certain PJM basis curves as observable inputs became available. This change resulted in the recording of a $30 million net unrealized gain, primarily reflected in "Wholesale energy" revenue on the Statement of Income.